Lease - Operating leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 2,692,632
Short-term lease expenses	378,830
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	2,389,515
Non-cash right-of-use assets in exchange for new lease obligations: Operating leases	$ 5,050,642
Weighted average remaining lease term: Operating leases	4 years
Weighted average discount rate: Operating leases	6.00%
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	10 years